Intangibles assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets Net, Movement
Intangible assets, net movement for the years ended December 31, 2025 and 2024, respectively are as follows (in USD thousands):

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2025	$8,342	$4,046	$27,321	$39,709
Additions	—	108	8,098	8,206
Currency Translation Adjustment	1,214	594	4,197	6,005
December 31, 2025	$9,556	$4,748	$39,616	$53,920

Accumulated amortization
January 1, 2025	$—	$(3,245)	$(7,466)	$(10,711)
Additions	—	(290)	(5,273)	(5,563)
Currency Translation Adjustment	—	(494)	(1,261)	(1,755)
December 31, 2025	$—	$(4,029)	$(14,000)	$(18,029)
Net book value at December 31, 2025	$9,556	$719	$25,616	$35,891

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2024	$8,999	$4,162	$21,367	$34,528
Additions	—	195	7,737	7,932
Currency Translation Adjustment	(657)	(311)	(1,783)	(2,751)
December 31, 2024	$8,342	$4,046	$27,321	$39,709

Accumulated amortization
January 1, 2024	$—	$(3,001)	$(4,342)	$(7,343)
Additions	—	(484)	(3,537)	(4,021)
Currency Translation Adjustment	—	240	413	653
December 31, 2024	$—	$(3,245)	$(7,466)	$(10,711)
Net book value at December 31, 2024	$8,342	$801	$19,855	$28,998